UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  8/10/05

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		69


Form 13F information table value total (x$1000): $678,636


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                  June 30, 2005
Name of        Title of        	        Value     Shares/  Sh/  Put/  Invstmt    Other
Issuer          Class        Cusip    (x$1000)    Pm Amt   Pm   Call  Dscretn    Mgrs       Sole     Shrd  None
-------       ---------     -------   --------    -------  ---  ----  -------    ----       ---      ---    --

AFLAC Inc.        COM        001055102       26        600.00   SH      Sole                600.00
Aftermarket Tech  COM        008318107   14,533    833,800.00   SH      Sole            833,800.00
Alkermes          COM        01642T108   13,966  1,056,400.00   SH      Sole          1,056,400.00
Assured Guaranty  COM        G0585R106   23,474  1,004,900.00   SH      Sole          1,004,900.00
Barnes & Noble    COM        067774109       27        700.00   SH      Sole                700.00
Blockbuster Inc.  COM        093679108   19,604  2,149,600.00   SH      Sole          2,149,600.00
Coca-Cola         COM        191216100       25        600.00   SH      Sole                600.00
Cognex Corp       COM        192422103   11,670    445,600.00   SH      Sole            445,600.00
DTS, Inc.         COM        23335c101   11,573    649,100.00   SH      Sole            649,100.00
Digimarc          COM        253807101    4,180    764,100.00   SH      Sole            764,100.00
Energy Conversion
Devices           COM        292659109   10,534    470,700.00   SH      Sole            470,700.00
Fair Isaac        COM        303250104       26        700.00   SH      Sole                700.00
Fleetwood
Enterprises       COM        339099103   22,968  2,262,900.00   SH      Sole          2,262,900.00
Gamestop Class B  COM        36466R200       42      1,400.00   SH      Sole              1,400.00
General Electric  COM        369604103       24        700.00   SH      Sole                700.00
Hughes Supply     COM        444482103   16,857    599,900.00   SH      Sole            599,900.00
Identix           COM        451906101   17,507  3,480,500.00   SH      Sole          3,480,500.00
Infinity Property
& Casualty        COM        45665Q103   16,258    466,100.00   SH      Sole            466,100.00
Instinet Group    COM        457750107   12,265  2,340,700.00   SH      Sole          2,340,700.00
Intermagnetics
General           COM        458771102   19,031    618,700.00   SH      Sole            618,700.00
Intervoice        COM        461142101   12,539  1,453,000.00   SH      Sole          1,453,000.00
Intrawest Corp    COM        460915200       29      1,200.00   SH      Sole              1,200.00
Itron             COM        465741106   13,574    303,800.00   SH      Sole            303,800.00
J2 Global
Communications    COM        46626E205   17,062    495,400.00   SH      Sole            495,400.00
JB Hunt
Transport ServicesCOM        445658107       13        700.00   SH      Sole                700.00
Jackson Hewitt    COM        468202106       28      1,200.00   SH      Sole              1,200.00
James River Coal  COM        470355207       28        800.00   SH      Sole                800.00
Jarden            COM        471109108   20,527    380,700.00   SH      Sole            380,700.00
KV Pharmaceutical COM        482740206   13,633    813,900.00   SH      Sole            813,900.00
Keane Inc.        COM        486665102   13,025    950,700.00   SH      Sole            950,700.00
Knight Trans.     COM        499064103       15        600.00   SH      Sole                600.00
LCC International COM        501810105    4,523  1,252,900.00   SH      Sole          1,252,900.00
Labor Ready       COM        505401208   11,739    503,600.00   SH      Sole            503,600.00
Loews Corp.       COM        540424108       31        400.00   SH      Sole                400.00
MSC Industrial    COM        553530106   12,822    379,900.00   SH      Sole            379,900.00
Mettler Toledo    COM        592688105   12,348    265,100.00   SH      Sole            265,100.00
Minerals Tech.    COM        603158106   18,209    295,595.00   SH      Sole            295,595.00
Mitsubishi Tokyo
Financial         COM        606816106        25     3,000.00   SH      Sole              3,000.00
Nic, Inc.         COM        62914B100     5,083 1,100,300.00   SH      Sole          1,100,300.00
Nice Systems ADR  COM        653656108    20,067   508,400.00   SH      Sole            508,400.00
Old Dominion
Freight Line      COM        679580100        13       500.00   SH      Sole                500.00
Pacer Int'l Inc   COM        69373H106    20,694   949,700.00   SH      Sole            949,700.00
Pep Boys          COM        713278109    13,887 1,025,600.00   SH      Sole          1,025,600.00
Petroleo Bra A    COM        71654V101        41       900.00   SH      Sole                900.00
Plug Power        COM        72919P103    18,308 2,672,700.00   SH      Sole          2,672,700.00
Power-One Inc     COM        739308104    12,771 2,023,900.00   SH      Sole          2,023,900.00
Pra Int'l         COM        69353C101     7,972   297,700.00   SH      Sole            297,700.00
Quiksilver        COM        74838C106    16,320 1,021,300.00   SH      Sole          1,021,300.00
Regal-Beloit      COM        758750103     2,420    83,000.00   SH      Sole             83,000.00
Regeneration
Technologies Inc. COM        75886N100     4,708   752,060.00   SH      Sole            752,060.00
Restoration
Hardware          COM        760981100     7,416   908,800.00   SH      Sole            908,800.00
Revlon            COM        761525500    18,397 5,992,500.00   SH      Sole          5,992,500.00
Robert Half Int't COM        770323103        27     1,100.00   SH      Sole              1,100.00
Salix Pharm.      COM        795435106    23,866 1,351,400.00   SH      Sole          1,351,400.00
Scansource        COM        806037107    15,600   363,300.00   SH      Sole            363,300.00
Stratasys         COM        862685104    15,363   470,100.00   SH      Sole            470,100.00
StreetTracks Gold
Shares            COM        863307104        26       600.00   SH      Sole                600.00
Superior Energy   COM        868157108    18,053 1,014,200.00   SH      Sole          1,014,200.00
TNS Inc.          COM        872960109     9,056   387,500.00   SH      Sole            387,500.00
Triad Hospitals   COM        89579K109        27       500.00   SH      Sole                500.00
VCA Antech        COM        918194101    20,088   828,375.00   SH      Sole            828,375.00
Valor Comm.       COM        920255106        19     1,400.00   SH      Sole              1,400.00
Varian Inc.       COM        922206107    25,259   668,400.00   SH      Sole            668,400.00
WPT Enterprises   COM        98211W108     5,950   305,300.00   SH      Sole            305,300.00
Wabash National   COM        929566107    17,165   708,400.00   SH      Sole            708,400.00
Watsco Inc.       COM        942622200    15,200   356,800.00   SH      Sole            356,800.00
Winnebago         COM        974637100        26       800.00   SH      Sole                800.00
Xerox Corp.       COM        984121103        26     1,900.00   SH      Sole              1,900.00
Xilinx Inc.       COM        983919101        25     1,000.00   SH      Sole              1,000.00
TOTAL PORTFOLIO

REPORT SUMMARY     69                    678,636



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